Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 30, 2010	Jun. 30, 2009	Sep. 30, 2012	Sep. 30, 2011	Mar. 29, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies [Line Items]
Interest on the loan								82.00%
Summary of Significant Accounting Policies (Textual) [Abstract]
Aggregate realized and unrealized gains (losses) on foreign currency transactions						$ (5)	$ 3	$ 5	$ 9	$ 10
Realized losses on foreign currency transactions						2			25
Capital contribution of company's subsidiary to joint venture								6
Carrying value of investments in joint venture								0
Subsidiary Company's ownership interest in joint venture								49.00%
Percentage of joint venture losses recognized by subsidiary								49.00%
Losses from inception								6
Additional capital contribution								26
Number of geographic regions								3
Advertising costs								7	9	6
Deferred financing costs, net of accumulated amortization								67	71
Amortization of deferred financing costs								8	10	10
Deferred financing costs written off	12	6
Restructuring and other costs			8	7		32	21	33	23	23
Restructuring and other costs						19		24	20	1
Restructuring cost description								Costs associated with the Momentive Combination and various debt restructuring activities	Momentive Combination and the settlement of all claims brought by the National Labor Relations Board	one-time benefit reduction and wage tax credits
Asset impairment cost										2
Wage tax credits					5
MPM Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of Senior Discount PIK Note								400
Cash interest payable on the note								0
Maximum principal sum of Senior Discount Notes								1,231
Maturity Period of Senior Discount PIK Note								Dec. 04, 2017
Payment in kind PIK note [Member] | MPM Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of accrued interest payable								11.00%
Interest rate swap [Member]
Summary of Significant Accounting Policies [Line Items]
Variable interest rate risk associated with term loan								185
Pre-tax unrealized gain								1
Interest rate swap agreement, fixed rate								2.48%	2.48%
Interest rate swap agreement, notional value								$ 185
Interest rate swap, expiry date								Mar. 31, 2010	Mar. 31, 2010